SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
PartnerRe Ltd.
Supplementary Insurance Information
For the years ended December 31, 2021, 2020 and 2019
(Expressed in thousands of U.S. dollars)

	Deferred Policy Acquisition Costs	Gross Reserves	Unearned Premiums	Other Benefits Payable	Premium Revenue	Net Investment Income (1)	Losses Incurred	Acquisition Costs	Other Expenses (2)	Net Premiums Written
2021
Non-life	$617,537	$12,047,792	$2,498,426	$—	$5,329,556	$ N/A	$3,443,245	$1,279,039	$100,635	$5,510,828
Life and Health	303,242	—	2,735	2,638,086	1,626,966	81,226	1,440,739	107,793	88,069	1,623,190
Corporate and Other	—	—	—	—	—	295,243	—	—	209,838	—
Total	$920,779	$12,047,792	$2,501,161	$2,638,086	$6,956,522	$376,469	$4,883,984	$1,386,832	$398,542	$7,134,018

2020
Non-life	$543,416	$11,395,321	$2,257,441	$—	$5,054,529	$ N/A	$4,016,704	$1,254,067	$87,163	$4,825,919
Life and Health	276,555	—	7,773	2,704,229	1,482,297	68,259	1,318,196	102,051	73,105	1,474,939
Corporate and Other	—	—	—	—	—	292,409	—	—	195,379	—
Total	$819,971	$11,395,321	$2,265,214	$2,704,229	$6,536,826	$360,668	$5,334,900	$1,356,118	$355,647	$6,300,858

2019
Non-life	$640,442	$10,357,981	$2,420,009	$—	$5,058,056	$ N/A	$3,662,891	$1,306,388	$107,414	$5,438,807
Life and Health	234,166	—	13,851	2,417,044	1,467,162	71,756	1,263,016	149,074	69,191	1,470,251
Corporate and Other	—	5,402	—	—	—	376,782	(2,751)	—	193,364	—
Total	$874,608	$10,363,383	$2,433,860	$2,417,044	$6,525,218	$448,538	$4,923,156	$1,455,462	$369,969	$6,909,058

(1)Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.
(2)Other expenses are a component of underwriting result for the Non-life business and Life and Health segment as the Company allocates certain other expenses to its operating segments that vary with business written.